3: Calvert

Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert Capital

Accumulation Fund

Table

of

Contents

President's Letter

1

Social Update

2

Portfolio

Manager Remarks

3

Report of

Independent Public Accountants

6

Statement

of Net Assets

7

Statement

of Operations

10

Statements

of Changes in

Net Assets

11

Notes to

Financial Statements

13

Financial Highlights

17

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Social

Update

Shareholder Resolutions

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from equal employment opportunity (EEO) disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The Calvert Social Index is Reconstituted

On September 28, Calvert reconstituted its Calvert Social Index to reflect a revised list of companies that make up its market-weighted index. The reconstitution process changed the composition of the index, with more emphasis on growth stocks and technology than last year. The number of companies in the index rose slightly to 627 from 585 at the end of the reconstitution period. Although the index was reconstructed last fall to incorporate approximately 640 companies, this number had been reduced over the course of the year by the effects of mergers, bankruptcies and other corporate events.

Calvert's Commitment to International Cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

Ed Brown

of Brown Capital Management Company

How did the Fund Perform?

For the 12-months ended September 30, 2001, the Calvert Capital Accumulation Fund's Class A Shares returned -36.60%, significantly underperforming the -19.00% return of its benchmark, the S&P Midcap 400 Index. The Fund did perform better than its peers, as measured by the Lipper Mid-Cap Growth Funds Average.

Though the economic backdrop started out favorable, business spending rapidly slowed driving corporate profits lower and causing investors to reduce future earnings expectations across most of the U.S. economic sectors. The economic sector single-handedly responsible for fueling the significant decline in the market was Technology. No technology industry group escaped fundamental deterioration, with some technology company shares down as much as 80% to 90%, and many dot-com companies simply going out of business.

What was your strategy?

Our underperformance against the S&P 400 came primarily from our holdings in the Technology sector. However, we weren't as hurt by technology stocks as most other mid-cap growth funds. We have invested in technology names because we believe that many of the companies in this area provide the best prospects for long-term above average growth. The weakness in such growth stocks in the first half of this period created many opportunities to buy good stocks which had previously been extraordinarily over-valued but now presented attractive valuations.

Portfolio Statistics

September 30, 2001

Investment Performance

.........................................6 Months.........12 Months

.........................................ended.............ended

.........................................9/30/01..........9/30/01

Class A............................(16.31%)..........(36.60%)

Class B............................(16.67%)..........(37.12%)

Class C............................(16.64%)..........(37.11%)

Class I.............................(26.15%)..........(34.61%)

S&P Midcap 400

Index TR..........................(5.59%)..........(19.00%)

Lipper Mid-Cap

Growth Funds Avg...........(15.76%)..........(46.88%)

Ten Largest Stock Holdings

........................................% of Net Assets

Cardinal Health, Inc....................5.6%

Biomet, Inc................................4.6%

BISYS Group, Inc........................4.5%

Fiserv, Inc.................................4.0%

Fastenal Co...............................3.6%

CenturyTel, Inc..........................3.5%

Harley-Davidson, Inc.................3.4%

Health Management

Associates, Inc..........................3.3%

Advent Software, Inc..................3.2%

Intuit, Inc..................................3.1%

Total......................................38.8%

Asset Allocation

..........

Stocks......................................97%

Cash or Cash Equivalents.............3%

Total......................................100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

..................................................Class A Shares

One year........................................(39.59%)

Five year...........................................4.35%

Since inception..................................9.84%

(10/31/94)

..........

............................................Class B Shares

One year.......................................(40.27%)

Since inception................................(3.68%)

(4/1/98)

..........

...........................................Class C Shares

One year.......................................(37.71%)

Five year..........................................4.47%

Since inception..................................9.76%

(10/31/94)

..............................................Class I Shares

One year......................................(34.48%)

Since inception.............................(2.20%)

(3/1/99)

Subsequent market events have not yet allowed us to realize the promise and potential of many of these stocks. Away from technology, two utility companies, AES Corp. and Calpine contributed negatively to performance. We sold AES Corp. because we believe the long-term growth prospects have been impaired, and continue to hold our position in Calpine because we believe the sell-off in the stock was unwarranted. In the capital goods sector, Solectron was negatively impacted by a prolonged slowdown in customer orders, but we believe the long-term thesis favoring outsourcing is still intact.

What is your outlook?

The probability of coalition-based diplomacy, fiscal stimulus sponsored by the Bush administration, an accommodative Federal Reserve, lower than expected oil prices, and "surgical" military action against terrorism, all have the potential to help reduce uncertainty and increase the probability of a return to something that resembles normalcy. We believe that current stock prices offer buying opportunities in several high quality companies with excellent longer-term earnings prospects. We have focused our efforts on identifying

Performance Comparison

Comparison of change in value of $10,000 investment. (Source:Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

and investing in these companies, despite the current volatility and uncertainty. The overall market, measured by the S&P 500, has recovered lost ground since the attacks. Investors have begun to anticipate a quelling of the conflict and there is the prospect of a resumption to U.S. economic growth after a sharp recession.

The recovery will not be an easy one. We still have considerably negative earnings results expected from many companies hit hard by the slowing economy and the terrorist attacks. There is also the risk of further terrorist reprisals with commensurate market price retreats. However, the market is beginning to show some signs, albeit small ones, of being able to look across the valley of this recession to brighter corporate profits in 2002 and beyond. Several sectors of the economy represent particular opportunities. Our research indicates that coming out of recessions, small and midcap stocks tend to lead the recovery in share prices. Also, several economic sectors -- chiefly technology, consumer cyclicals, and health care, tend to take on a leadership role. We continue to focus the Portfolio in companies in these areas, paying particular attention to the long-term, strategic value of each company, its durability, and the risk/reward trade-off of owning the shares. Company balance sheets are in fairly good shape despite the slowdown, and Fed policy remains constructive. Finally, we feel that stocks appear to discount most of the negative news and are more attractively priced (relative to fundamentals) than at any time in the recent past. The bottom line: we are finding attractive opportunities through the disciplined application of our Growth At a Reasonable Price (GARP) style of investing.

October 26, 2001

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

................................................Capital .............S&P

...........................................Accumulation..........Midcap 400

...............................................Fund..................index

Number of Stocks.....................43...................400

Median Market

Capitalization ($bil).................5.09.................2.35

(by portfolio weight)

Price/Earnings

Ratio....................................27.99................19.24

Earnings Per Share

Growth...............................24.26%................17.54%

Yield....................................0.19%..................1.19%

(return on capital investment)

Volatility Measures

.............................................Capital............S&P

.......................................Accumulation..........Midcap 400

..............................................Fund...............index

Beta1......................................1.15................0.88

R-Squared2............................0.57.................0.47

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the Fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.

Source: Vestek

Report of Independent Public Accountants

To the Board of Directors of Calvert World Values Fund, Inc. and Shareholders of Calvert Capital Accumulation Fund:

We have audited the accompanying statement of net assets of Calvert Capital Accumulation Fund, (one of the portfolios comprising Calvert World Values Fund, hereafter referred to as the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 30, 2000, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Capital Accumulation Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Statement of Net Assets

September 30, 2001

....................

Equity Securities - 97.2%.....................................................Shares..........Value

Computers - Hardware - 0.4%..............................

Palm, Inc.*...................................................................... 365,900..........$534,214

Computers - Software & Services - 11.4%..............................

Advent Software, Inc.*...................................................... 110,000..........4,141,500

Amdocs, Ltd.*................................................................... 90,200..........2,403,830

Compuware Corp.*...........................................................160,000..........1,332,800

Intuit, Inc.*.......................................................................113,100..........4,048,980

Rational Software Corp.*...................................................164,200..........1,421,972

RSA Security, Inc.*..............................................................99,800..........1,343,308

...........................................................................................................14,692,390

..............................

Distributors - Food & Health - 5.6%..............................

Cardinal Health, Inc...........................................................96,737..........7,153,701

Electrical Equipment - 5.1%..............................

Flextronics International, Ltd.*..... ......................................151,000.........2,497,540

Sanmina Corp.*.................................................................143,400..........1,947,372

Solectron Corp.*................................................................177,800..........2,071,370

..............................................................................................................6,516,282

..............................

Electronics - Instruments - 1.6%..............................

Waters Corp.*.....................................................................55,800..........1,995,966

..............................

Electronics - Semiconductors - 7.0%..............................

Altera Corp.*....................................................................212,900..........3,487,302

Analog Devices, Inc.*...........................................................51,200..........1,674,240

Atmel Corp.*....................................................................194,300..........1,297,924

Vitesse Semiconductor Corp.*............................................133,400..........1,033,850

Xilinx, Inc.*.........................................................................64,800..........1,524,744

..............................................................................................................9,018,060

....................

Equipment - Semiconductors - 1.1%..............................

Novellus Systems, Inc.*........................................................49,400..........1,410,864

..............................

Financial - Diversified - 2.3%..............................

USA Education, Inc...............................................................35,700..........2,959,887

..............................

Healthcare - Hospital Management - 3.3%..............................

Health Management Associates, Inc.*..................................204,900..........4,253,724

..............................

Healthcare - Medical Products & Supplies - 6.6%..............................

Applied Biosystems Group - Applera Corp..........................107,600..........2,625,440

Biomet, Inc........................................................................202,350..........5,918,738

...............................................................................................................8,544,178

..............................

Healthcare - Special Services - 5.1%..............................

Covance, Inc.*...................................................................207,100..........3,709,161

Omnicare, Inc....................................................................132,100..........2,883,743

..............................................................................................................6,592,904

Equity Securities - Cont'd...............................................................Shares..........Value

Investment Banking / Brokers - 2.7%..............................

Legg Mason, Inc..................................................................88,600........$3,522,736

..............................

Investment Management - 2.1%..............................

T. Rowe Price Associates, Inc................................................94,400.........2,765,920

..............................

Leisure Time Products - 3.4%..............................

Harley-Davidson, Inc..........................................................109,600..........4,438,800

..............................

Manufacturing - Specialized - 1.8%..............................

Jabil Circuit, Inc.*...............................................................131,000..........2,344,900

..............................

Oil & Gas - Drilling & Equipment - 1.1%..............................

Smith International, Inc.*......................................................38,100..........1,386,840

..............................

Power Producers - Independent - 3.5%..............................

AES Corp.*..........................................................................43,203..........553,862

Calpine Corp.*..................................................................173,600..........3,959,816

..............................................................................................................4,513,678

Publishing - 2.6%..............................

Scholastic Corp.*.................................................................78,500..........3,414,750

..............................

Retail - Building Supplies - 3.6%..............................

Fastenal Co.........................................................................81,700..........4,655,266

..............................

Retail - Department Stores - 3.0%..............................

Kohls Corp.*.......................................................................81,100..........3,892,800

..............................

Retail - Discounters - 2.7%..............................

Dollar Tree Stores, Inc.*.....................................................188,550..........3,535,313

..............................

Retail - Specialty - 1.4%..............................

Staples, Inc.*....................................................................136,400..........1,820,940

..............................

Services - Advertising & Marketing - 2.6%..............................

Catalina Marketing Corp.*..................................................118,000..........3,304,000

..............................

Services - Data Process - 12.0%..............................

BISYS Group, Inc.*............................................................108,800..........5,768,576

Concord EFS, Inc.*.............................................................30,600..........1,497,870

Fiserv, Inc.*....................................................................150,075..........5,132,565

Paychex, Inc.....................................................................95,475..........3,008,417

.........................................................................................................15,407,428

..............................

Services - Employment - 1.7%..............................

Robert Half International, Inc.*........................................107,200..........2,145,072

..............................

Telephone - 3.5%..............................

CenturyTel, Inc...............................................................133,700..........4,478,950

..............................

....................Total Equity Securities (Cost $157,802,435).....................125,299,563

..............................

U.S. Government Agencies..........Principal

and Instrumentalities - 1.9%....................................................Amount..........Value

Federal Home Loan Bank Discount Notes, 3.10%, 10/1/01....$2,400,000..........$2,400,000

....................

....................Total U.S. Government Agencies

....................and Instrumentalities (Cost $2,400,000)........................................2,400,000

....................

....................

..............................TOTAL INVESTMENTS (Cost $160,202,435) - 99.1%.........127,699,563

..............................Other assets and liabiliites, net - 0.9%.................................1,123,134

..............................Net Assets - 100%........................................................$128,822,697

....................

....................

Net Assets Consist of:....................

Paid-in capital applicable to the following shares of common stock, ....................

..........250,000,000 shares of $0.01 par value authorized for Class A, Class B, ....................

..........Class C and Class I combined:

....................Class A: 5,434,803 shares outstanding.....................................$133,619,397

....................Class B: 746,531 shares outstanding............................................20,182,909

....................Class C: 541,380 shares outstanding...........................................13,127,097

....................Class I: 34 shares outstanding.....................................................(1,058,887)

Accumulated net realized gain (loss) on investments...........................................(4,544,947)

Net unrealized appreciation (depreciation) on investments................................(32,502,872)

....................

..............................Net Assets....................................................................$128,822,697

....................

....................

Net Asset Value Per Share....................

Class A (based on net assets of $105,151,323)......................................................$19.35

Class B (based on net assets of $13,913,602)........................................................$18.64

Class C (based on net assets of $9,757,066)..........................................................$18.02

Class I (based on net assets of $706).....................................................................$20.84

....................

....................

....................

*..........Non income producing.

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2001

Net Investment Income

Investment Income:

..........Dividend income.......................................................................................$294,433

..........Interest income...........................................................................................453,741

....................Total investment income....................................................................748,174

Expenses:

..........Investment advisory fee............................................................................1,057,339

..........Transfer agency fees and expenses..............................................................549,123

..........Distribution Plan expenses:

....................Class A............................................................................................469,008

....................Class B............................................................................................162,620

....................Class C............................................................................................123,760

..........Directors' fees and expenses.......................................................................28,560

..........Administrative fees.....................................................................................406,628

..........Custodian fees.............................................................................................32,518

..........Registration fees..........................................................................................59,312

..........Reports to shareholders...............................................................................70,534

..........Professional fees..........................................................................................25,757

..........Miscellaneous..............................................................................................11,745

....................Total expenses.............................................................................2,996,904

....................Reimbursement from Advisor:

..............................Class I....................................................................................(8,492)

....................Fees paid indirectly..........................................................................(75,737)

..............................Net expenses.....................................................................2,912,675

........................................Net Investment Income (Loss)..................................(2,164,501)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss)....................(1,298,065)

Change in unrealized appreciation or (depreciation).........................................(68,084,447)

........................................Net Realized and Unrealized Gain

........................................(Loss) on Investments............................................(69,382,512)

........................................Increase (Decrease) in Net Assets

........................................Resulting From Operations...................................($71,547,013)

See notes to financial statements.

Statements of Changes in Net Assets

...........................................................Year Ended..............Year Ended

...........................................................September 30,..........September 30,

Increase (Decrease) in Net Assets...............2001.......................2000

Operations:

..........Net investment income (loss)............($2,164,501)..........($1,768,941)

..........Net realized gain (loss)......................(1,298,065)..........26,901,810

..........Change in unrealized appreciation

....................or (depreciation)...................(68,084,447)..........26,119,068

....................Increase (Decrease) in Net Assets

....................Resulting From Operations.....(71,547,013)..........51,251,937

Distributions to shareholders from

..........Net realized gain:

....................Class A Shares.....................(21,939,447)..........(1,975,944)

....................Class B Shares.......................(2,588,299).............(198,177)

....................Class C Shares.......................(2,126,520).............(189,403)

....................Class I Shares..................................(153)...............(52,081)

..........Total distributions..........................(26,654,419)..........(2,415,605)

Capital share transactions:

..........Shares sold:

....................Class A Shares......................48,233,903..........27,659,971.

....................Class B Shares........................6,699,985.............4,313,448

....................Class C Shares........................4,269,949.............3,447,525

....................Class I Shares..............................43,874................723,771

..........Reinvestment of distributions:

....................Class A Shares......................20,892,046..........1,871,628

....................Class B Shares........................2,320,134.............180,280

....................Class C Shares........................1,832,467.............166,227

....................Class I Shares...................................153...............52,080

..........Shares redeemed:

....................Class A Shares....................(25,170,071)..........(30,374,363)

....................Class B Shares......................(1,514,136)............(1,664,171)

....................Class C Shares......................(2,380,136)............(2,524,971)

....................Class I Shares..........................(155,876)............(4,256,484)

..........Total capital share transactions.......55,072,292...............(405,059)

Total Increase (Decrease) in Net Assets....(43,129,140)............48,431,273

Net Assets

Beginning of year..................................171,951,837............123,520,564.

End of year........................................$128,822,697...........$171,951,837

See notes to financial statements.

Statements of Changes in Net Assets

...................................................................Year Ended........Year Ended

.................................................................September 30,......September 30,

Capital Share Activity......................................2001....................2000

Shares sold:

..........Class A Shares...............................1,713,403......................893,265

..........Class B Shares..................................257,865......................143,638

..........Class C Shares..................................168,238......................118,272

..........Class I Shares........................................1,443.......................23,299

Reinvestment of distributions:

..........Class A Shares..................................760,818........................65,145

..........Class B Shares.....................................87,059.........................6,392

..........Class C Shares.....................................71,164........................6,062

..........Class I Shares...............................................5........................1,801

Shares redeemed:

..........Class A Shares..................................(937,520)..............(1,021,910)

..........Class B Shares....................................(61,771)...................(57,603)

..........Class C Shares...................................(97,377)....................(89,392)

..........Class I Shares......................................(4,357)..................(120,147)

Total capital share activity.........................1,958,970....................(31,178)

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Capital Accumulation Fund (the "Fund"), a series of Calvert World Values Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts, agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .65% of the Fund's average daily net assets. Under the terms of the agreement, $120,851 was payable at year end.

The Advisor contractually reimbursed the Fund for expenses of $8,492 for the year ended September 30, 2001.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of .25% for Class A, Class B and Class C and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $28,077 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35%, 1.00% and 1.00%

annually of average daily net assets of Class A, Class B and Class C, respectively. Class I Shares do not have Distribution Plan expenses. Under the terms of the agreement,.......... $52,733 was payable at year end.

The Distributor received $34,671 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2001.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CSSI received a fee of $147,951 for the year ended September 30, 2001. Under the terms of the agreement, $11,577 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended. Directors' fees are allocated to each of the funds in the series that are served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $137,307,046 and $109,455,416, respectively.

The cost of investments owned at September 30, 2001 for federal income tax purposes was $164,747,381. Net unrealized depreciation aggregated $37,047,818, of which $9,086,961 related to appreciated securities and $46,134,779 related to depreciated securities.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001. For the year ended September 30, 2001, borrowings by the Fund under the Agreement were as follows:

.........................................................Weighted...........................Month of

....................................Average.........Average.......Maximum........Maximum

....................................Daily..............Interest........Amount...........Amount

....................................Balance..........Rate............Borrowed.........Borrowed

...................................$39,803..........6.21%........$1,808,283..........June 2001

Tax Information (Unaudited)............................................................

The Fund designates approximately $19,778,000 as capital gain dividends paid during the taxable year ended September 30, 2001...........

Financial Highlights

......................................................................................Years Ended

.......................................................................September 30,..........September 30,

Class A Shares.........................................................2001.......................2000

Net asset value, beginning.......................................$36.34...................$25.88

Income from investment operations

..........Net investment income (loss)..............................(.14).......................(.32)

..........Net realized and unrealized gain (loss)............(11.61)....................11.29

....................Total from investment operations..........(11.75)....................10.97

Distributions from

..........Net realized gain............................................(5.24).....................(0.51)

....................Total distributions.................................(5.24).....................(0.51)

Total increase (decrease) in net asset value..............(16.99).....................10.46

Net asset value, ending...................... ...................$19.35....................$36.34

Total return*.........................................................(36.60%)...................42.91%

Ratios to average net assets:

..........Net investment income (loss)..........................(1.18%)...................(1.12%)

..........Total expenses...............................................1.69%.....................1.67%

..........Expenses before offsets..................................1.69%.....................1.67%

..........Net expenses.................................................1.64%.....................1.54%

Portfolio turnover.........................................................71%......................116%

Net assets, ending (in thousands).......................$105,151... .............$141,639

..............................................................................................Years Ended

.......................................................................September 30,...September 30,...September 30,

Class A Shares.......................................................1999..................1998.......................1997

Net asset value, beginning..........................................$25.43..........$27.21..........$22.55

Income from investment operations

..........Net investment income (loss).................................(.32)..............(.25)..............(.25)

..........Net realized and unrealized gain (loss).................4.25.................96...............4.91

....................Total from investment operations...............3.93..................71..............4.66

Distributions from

..........Net realized gain...............................................(3.48).............(2.49)..................-

....................Total distributions...................................(3.48)..............(2.49).................-

Total increase (decrease) in net asset value.......................45..............(1.78)............4.66

Net asset value, ending.............................................$25.88............$25.43........$27.21

Total return*..............................................................14.91%.............3.37%.......20.67%

Ratios to average net assets:

..........Net investment income (loss).............................(1.26%)........(1.08%)..........(1.09%)

..........Total expenses..................................................1.73%..........1.74%............1.91%

..........Expenses before offsets.....................................1.73%..........1.74%............1.91%

..........Net expenses....................................................1.58%..........1.61%............1.85%

Portfolio turnover............................................................88%............77%..............126%

Net assets, ending (in thousands)..........................$102,508..........$75,068.........$54,751

Financial Highlights

..............................................................................................Years Ended

...............................................................................September 30,....September 30,

Class B Shares..................................................................2001...........2000

Net asset value, beginning.................................................$35.47..........$25.46

Income from investment operations

..........Net investment income (loss)........................................(.24)..........(.52)

..........Net realized and unrealized gain (loss).....................(11.35)..........11.04

....................Total from investment operations...................(11.59)..........10.52

Distributions from

..........Net realized gain......................................................(5.24)..........(.51)

....................Total distributions..........................................(5.24)..........(.51)

Total increase (decrease) in net asset value........................(16.83)..........10.01

Net asset value, ending....................................................$18.64..........$35.47

Total return*...................................................................(37.12%)..........41.84%

Ratios to average net assets:

..........Net investment income (loss)...................................(2.04%)..........(1.88%)

..........Total expenses.......................................................2.56%..........2.49%

..........Expenses before offsets..........................................2.56%..........2.49%

..........Net expenses.........................................................2.50%..........2.30%

Portfolio turnover.................................................................71%..........116%

Net assets, ending (in thousands)..................................$13,914..........$16,435

.............................................................................................Periods Ended

.................................................................................September 30,....September 30,

Class B Shares..................................................................1999...........1998 #

Net asset value, beginning...............................................$25.28..........$28.39

Income from investment operations

..........Net investment income (loss)......................................(.41)..........(.16)

..........Net realized and unrealized gain (loss)......................4.07..........(2.95)

....................Total from investment operations....................3.66..........(3.11)

Distributions from

..........Net realized gain...................................................(3.48)..........-

....................Total distributions.......................................(3.48)..........-

Total increase (decrease) in net asset value..........................18..........(3.11)

Net asset value, ending................................................$25.46..........$25.28

Total return*................................................................13.85%..........(10.95)%

Ratios to average net assets:

..........Net investment income (loss)................................(2.11%)..........(2.62%) (a)

..........Total expenses.....................................................2.67%..........3.57% (a)

..........Expenses before offsets........................................2.67%..........3.31% (a)

..........Net expenses.......................................................2.42%..........3.01% (a)

Portfolio turnover...............................................................88%..........77%

Net assets, ending (in thousands).................................$9,445..........$3,311

Financial Highlights

........................................................................................Years Ended

...........................................................................September 30......September 30,

Class C Shares.............................................................2001..............2000

Net asset value, beginning..........................................$34.48..........$24.76

Income from investment operations

..........Net investment income (loss).................................(.22)..........(.50)

..........Net realized and unrealized gain (loss)..............(11.00)..........10.73

....................Total from investment operations............(11.22)..........10.23

Distributions from

..........Net realized gain...............................................(5.24)..........(.51)

....................Total distributions...................................(5.24)..........(.51)

Total increase (decrease) in net asset value................(16.46)..........9.72

Net asset value, ending.............................................$18.02..........$34.48

Total return*............................................................(37.11%)..........41.91%

Ratios to average net assets:

..........Net investment income (loss).............................(1.98%)..........(1.87%)

..........Total expenses.................................................2.49%..........2.47%

..........Expenses before offsets....................................2.49%..........2.47%

..........Net expenses...................................................2.44%..........2.29%

Portfolio turnover...........................................................71%..........116%

Net assets, ending (in thousands).............................$9,757..........$13,769

...........................................................................................Years Ended

....................................................................September 30,....September 30,....September 30,

Class C Shares......................................................1999.................1998................1997

Net asset value, beginning..................................$24.63...................$26.64...............$22.34

Income from investment operations

..........Net investment income (loss).........................(.51)...................(.40)........................(.47)

..........Net realized and unrealized gain (loss).........4.12......................88.........................4.77

....................Total from investment operations.......3.61......................48.........................4.30

Distributions from

..........Net realized gain.......................................(3.48)...................(2.49)...........................-

....................Total distributions............................(3.48)...................(2.49)...........................-

Total increase (decrease) in net asset value................13...................(2.01)......................4.30

Net asset value, ending.....................................$24.76.................$24.63..................$26.64

Total return*....................................................14.02%...................2.52%...................19.25%

Ratios to average net assets:

..........Net investment income (loss)...................(2.04%)..................(1.98%)...................(2.30%)

..........Total expenses.......................................2.56%....................2.75%......................3.11%

..........Expenses before offsets..........................2.56%....................2.75%......................3.11%

..........Net expenses.........................................2.35%....................2.50%......................3.05%

Portfolio turnover................................................88%........................77%.......................126%

Net assets, ending (in thousands)...................$9,021...................$6,548.....................$4,184

Financial Highlights

..........................................................................................Periods Ended

...............................................................September 30,..........September 30,..........September 30,

CLASS I SHARES................................................2001.....................2000..................1999^

Net asset value, beginning.............................$36.84..................$25.99...................$26.18

Income from investment operations

..........Net investment income (loss)......................(.23)....................(.12)...................(.08)

..........Net realized and unrealized gain (loss)...(10.53)...................11.48..................(.11)

....................Total from investment operations.(10.76)...................11.36..................(.19)

Distributions from

..........Net realized gain....................................(5.24)......................(.51)......................-

....................Total distributions........................(5.24)......................(.51).......................-

Total increase (decrease) in net asset value......(16.00)...................10.85...................(.19)

Net asset value, ending..................................$20.84...................$36.84..............$25.99

Total return*..................................................(34.61%).................44.25%...............(.73%)

Ratios to average net assets:

..........Net investment income (loss)....................(0.67%)...................(0.39%)........(.50%) (a)

..........Total expenses......................................33.47%.....................1.20%.........1.24% (a)

..........Expenses before offsets...........................2.19%.........................86%...........85% (a)

..........Net expenses.............................................80%.........................80%...........80% (a)

Portfolio turnover..................................................71%.......................116%...........88%

Net assets, ending (in thousands)...........................$1........................$108......$2,547

(a)..........Annualized

*..........Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# ..........From April 1, 1998 inception.

^..........From March 1, 1999 inception.

See notes to financial statements.

Calvert Capital

Accumulation

Fund

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800-368-2748

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800-368-2745

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Brokers: 800-368-2746

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800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to

prospective investors unless preceded or accompanied by a prospectus.

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